Loans Receivable and Allowance for Loan Losses (Tables)	12 Months Ended
Mar. 31, 2016
Receivables [Abstract]
Summary of Loans by Segment

The following is a summary of loans by segments and the classes within those segments:

	March 31,
	2016	2015
	(In Thousands)
Real estate:
One- to four-family	$617,694	$557,301
Multi-family	56,244	35,410
Commercial	97,379	38,838
Construction	—	611
	771,317	632,160
Commercial lines of credit	201	—
Consumer:
Second mortgage	6,173	7,121
Passbook or certificate	600	602
Equity lines of credit	3,164	2,556
Other loans	70	70
	10,007	10,349
Total Loans	781,525	642,509
Loans in process	—	(533)
Net purchase premiums, discounts, and deferred loan costs	3,064	2,583
	3,064	2,050
Total Loans, Net	$784,589	$644,559

Allowance for Loan Losses

The change in the allowance for loan losses for the years ended March 31, 2016, 2015 and 2014 is as follows:

	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Commercial Lines of Credit	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2015:
Total allowance for loan losses	$2,704	$350	$353	$1	$—	$42	$—	$25	$3,475
Charge-offs	(183)	—	—	—	—	—	—	—	(183)
Recoveries	3	—	—	—	—	—	—	—	3
Provision charged to operations	398	155	512	(1)	2	2	—	(3)	1,065
At March 31, 2016:
Total allowance for loan losses	$2,922	$505	$865	$—	$2	$44	$—	$22	$4,360

	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2014:
Total allowance for loan losses	$2,460	$186	$224	$2	$45	$1	$153	$3,071
Charge-offs	(313)	—	—	—	—	—	—	(313)
Recoveries	—	—	—	—	—	—	—	—
Provision charged to operations	557	164	129	(1)	(3)	(1)	(128)	717
At March 31, 2015:
Total allowance for loan losses	$2,704	$350	$353	$1	$42	$—	$25	$3,475

	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2013:
Total allowance for loan losses	$2,127	$187	$99	$5	$38	$1	$43	$2,500
Charge-offs	(194)	(28)	—	—	—	—	—	(222)
Recoveries	16	—	—	—	—	—	—	16
Provision charged to operations	511	27	125	(3)	7	—	110	777
At March 31, 2014:
Total allowance for loan losses	$2,460	$186	$224	$2	$45	$1	$153	$3,071

The following table presents the allocation of the allowance for loan losses and related loans by loan class at March 31, 2016 and 2015.

March 31, 2016	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Commercial Lines of Credit	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	2,922	505	865	2	44	—	22	4,360
Total	$2,922	$505	$865	$2	$44	$—	$22	$4,360
Loans:
Individually evaluated for impairment	$1,221	$197	$186	$—	$12	$—	$—	$1,616
Collectively evaluated for impairment	616,473	56,047	97,193	201	9,325	670	—	779,909
Total	$617,694	$56,244	$97,379	$201	$9,337	$670	$—	$781,525

March 31, 2015	One-to-Four Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	2,704	350	353	1	42	—	25	3,475
Total	$2,704	$350	$353	$1	$42	$—	$25	$3,475
Loans:
Individually evaluated for impairment	$885	$784	$439	$—	$13	$—	$—	$2,121
Collectively evaluated for impairment	556,416	34,626	38,399	611	9,664	672	—	640,388
Total	$557,301	$35,410	$38,838	$611	$9,677	$672	$—	$642,509

Aggregate Amount of Classified Loan Balances

Note 3 - Loans Receivable and allowance for loan losses (Continued)

The aggregate amount of classified loan balances are as follows at March 31, 2016 and 2015:

					Second	Passbook or
	One- to Four				Mortgage and	Certificate
	-Family	Multi-family	Commercial	Commercial	Equity Lines	and Other	Total
March 31, 2016	Real Estate	Real Estate	Real Estate	LOC	of Credit	Loans	Loans
	(In Thousands)
Non-classified:	$613,559	$56,244	$97,193	$201	$9,277	$670	$777,144
Classified:
Special mention	639	—	—	—	—	—	639
Substandard	3,496	—	186	—	60	—	3,742
Doubtful	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—
Total loans	$617,694	$56,244	$97,379	$201	$9,337	$670	$781,525

					Second	Passbook or
	One- to Four				Mortgage and	Certificate
	-Family	Multi-family	Commercial	Construction	Equity Lines	and Other	Total
March 31, 2015	Real Estate	Real Estate	Real Estate	Real Estate	of Credit	Loans	Loans
	(In Thousands)
Non-classified:	$551,681	$34,828	$38,399	$611	$9,585	$672	$635,776
Classified:
Special mention	1,008	—	—	—	19	—	1,027
Substandard	4,612	582	439	—	73	—	5,706
Doubtful	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—
Total loans	$557,301	$35,410	$38,838	$611	$9,677	$672	$642,509

Information with Respect to Nonaccrual Loans

The following table provides information with respect to our nonaccrual loans at March 31, 2016 and 2015.

	March 31,
	2016	2015
	(In Thousands)
Nonaccrual loans:
Real estate loans:
One- to four-family	$3,412	$4,555
Multi-family	—	581
Commercial	186	439
Consumer and other loans:
Second mortgage	60	73
Total nonaccrual loans	$3,658	$5,648

Information about Delinquencies in Loan Portfolio

Note 3 - Loans Receivable and allowance for loan losses (continued)

The following table provides information about delinquencies in our loan portfolio at March 31, 2016 and 2015.

	30-59	60-89	90 Days			Total
	Days	Days	Or More	Total		Gross
March 31, 2016	Past Due	Past Due	Past Due	Past Due	Current	Loans
	(In Thousands)
Real estate loans:
One- to four-family	$2,493	$992	$2,806	$6,291	$611,403	$617,694
Multi-family	—	—	—	—	56,244	56,244
Commercial	—	—	186	186	97,193	97,379
Commercial lines of credit	—	—	—	—	201	201
Consumer and other loans:
Second mortgage and equity lines of credit	100	—	60	160	9,177	9,337
Passbook or certificate and other loans	19	—	—	19	651	670
Total	$2,612	$992	$3,052	$6,656	$774,869	$781,525

	30-59	60-89	90 Days			Total
	Days	Days	Or More	Total		Gross
March 31, 2015	Past Due	Past Due	Past Due	Past Due	Current	Loans
	(In Thousands)
Real estate loans:
One- to four-family	$1,289	$239	$3,262	$4,790	$552,511	$557,301
Multi-family	—	—	581	581	34,829	35,410
Commercial	—	—	439	439	38,399	38,838
Construction	—	—	—	—	611	611
Consumer and other loans:
Second mortgage and equity lines of credit	13	—	60	73	9,604	9,677
Passbook or certificate and other loans	4	—	—	4	668	672
Total	$1,306	$239	$4,342	$5,887	$636,622	$642,509

Impaired Loans, None of Which had Related Allowance

Note 3 - Loans Receivable and allowance for loan losses (Continued)

Impaired loans, none of which had a related allowance at or for the years ended March 31, 2016, 2015 and 2014, were as follows:

		Unpaid	Average	Interest
At or For The Year Ended	Recorded	Principal	Recorded	Income
March 31, 2016	Investment	Balance	Investment	Recognized
	(In Thousands)
With no related allowance recorded:
Real estate loans:
One-to four-family	$1,221	$1,412	$1,091	$41
Multi-family	197	222	683	46
Commercial	186	186	285	30
Consumer and other loans:
Second mortgage	12	12	12	1
Total impaired loans	$1,616	$1,832	$2,071	$118

		Unpaid	Average	Interest
At or For The Year Ended	Recorded	Principal	Recorded	Income
March 31, 2015	Investment	Balance	Investment	Recognized
	(In Thousands)
With no related allowance recorded:
Real estate loans:
One-to four-family	$885	$1,058	$746	$20
Multi-family	784	810	250	12
Commercial	439	439	351	16
Consumer and other loans:
Second mortgage	13	13	4	—
Total impaired loans	$2,121	$2,320	$1,351	$48

		Unpaid	Average	Interest
At or For The Year Ended	Recorded	Principal	Recorded	Income
March 31, 2014	Investment	Balance	Investment	Recognized
	(In Thousands)
With no related allowance recorded:
Real estate loans:
One-to four-family	$387	$558	$376	$17
Multi-family	208	235	80	7
Commercial	247	247	249	12
Total impaired loans	$842	$1,040	$705	$36

Troubled Debt Restructurings by Class

Note 3 - Loans Receivable and allowance for loan losses (Continued)

The following table presents troubled debt restructurings by class during the periods indicated.

	Number of Loans	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment	Charge-off Recorded Upon Restructuring
		(Dollar In Thousands)
Year Ended March 31, 2016
One- to Four-Family Real Estate	2	$248	$238	$23
Year Ended March 31, 2015
One- to Four-Family Real Estate	2	269	274	7
Second Mortgage Consumer Loan	1	13	13	—
Year Ended March 31, 2014
Multi-family real estate	1	237	210	27

Schedule of Loans to Directors, Officers and Associates of Such Persons

The Bank has granted loans to certain officers and directors of the Bank and to their associates. The activity with respect to these loans is as follows:

	Years Ended March 31,
	2016	2015
	(In Thousands)
Balance, beginning	$871	$907
Loans originated	185	40
Collection of principal	(82)	(76)
Balance, ending	$974	$871